PREPAID LAND USE RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PREPAID LAND USE RIGHTS
Amounts of amortization recognized in profit and loss related to the prepaid land use rights	$ 1,076,659	$ 823,743	$ 886,808
Land use rights pledged as collateral to secure bank borrowings	$ 15,913,751	$ 16,267,348